Shareholders' equity	12 Months Ended
Mar. 31, 2016
Shareholders' equity
Shareholders' equity

15Shareholders’ equity

(a)Share capital

The Company had 73,140,147 shares outstanding as of March 31, 2012.

During the year ended March 31, 2013, 7,450,914 ordinary shares were repurchased under the share repurchase program (see Note 15 (c)), and 7,314,015 of them were sold to CGL (see Note 1(b)). The remaining 136,899 ordinary share repurchased had not been cancelled and was presented as treasury stock in the consolidated balance sheets. As a result, the Company had 73,003,248 shares outstanding as of March 31, 2014, 2015 and 2016.

(b)Statutory reserves

According to PRC rules and regulations and their Articles of Association, Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are required to transfer 10% of net income, as determined in accordance with the relevant financial regulations established by the Ministry of Finance of the PRC, to a statutory surplus reserve until the reserve balance reaches 50% of their respective registered capital. The transfer to this reserve must be made before distribution of dividends to equity holders can be made.

The statutory surplus reserve is non-distributable but can be used to make good previous years’ losses, if any, and may be converted into issued capital in proportion to the respective equity holding of the equity holders, provided that the balance of the reserve after such conversion is not less than 25% of the registered capital.

Transfers of RMB22,858, RMB8,471 and RMB16,443 (US$2,550) have been made to the statutory surplus reserve by Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou for the years ended March 31, 2014, 2015 and 2016, respectively. Accumulated statutory surplus reserve as of March 31, 2015 and 2016 amounted to RMB109,408 and RMB125,851 (US$19,518), respectively.

(c)Share repurchase program

On September 15, 2010, the Group announced the authorization of a share repurchase program under which the Company was entitled to repurchase up to US$15,000 of its outstanding ordinary shares. Pursuant to this program, the Company was entitled to repurchase its shares for a period of one year commencing on September 15, 2010 in the open market at prevailing market prices or in block trades. On August 3, 2011, the Board of Directors approved the refreshment of the program for 12 months until August 2, 2012.

On July 31, 2012, the Board of Directors approved a new US$20,000 share repurchase program to replace the previous US$15,000 share repurchase program that expired. During the year ended March 31, 2013, the Company repurchased 7,450,914 ordinary shares at a total cost of RMB131,302 of which 7,314,015 shares were subsequently sold to CGL (Note 1(b)). The remaining 136,899 repurchased ordinary shares had not been cancelled and therefore were presented as treasury stock in the consolidated balance sheets.

On July 24, 2013, July 30, 2014, July 30, 2015 and July 28, 2016, the Board of Directors approved a new share repurchase program in the aggregate amount of $20,000 for 12 months until July 24, 2014, July 30, 2015, July 30, 2016 and July 28, 2017, respectively. During the years ended March 31, 2014, 2015 and 2016, the Company did not repurchase any of its shares under the new share repurchase programs.